Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2019
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. The Partnership currently owns a fleet of eleven high specification vessels consisting of ten Neo Panamax container carrier vessels and one Capesize bulk carrier. Its vessels are capable of carrying a wide range of dry cargoes, as well as containerized goods under short-term voyage charters and medium to long-term time and bareboat charters.

transaction with dss holdings l.p.

On November 27, 2018, the Partnership entered into a definitive transaction agreement with DSS Holdings L.P. (“DSS”), pursuant to which the Partnership agreed to combine its crude and product tanker business (the “Tanker Business”) with DSS’s businesses and operations in a share-for-share transaction (the “DSS Transaction”). The DSS Transaction was completed on March 27, 2019.

In connection with the DSS Transaction, among other things:

  the Partnership established a number of entities for the implementation of the DSS Transaction, including Athena SpinCo Inc. (renamed Diamond S Shipping Inc. or “Diamond S”);
  the Partnership spun off Diamond S, holding all of its 25 crude and product tankers, by way of pro rata distribution of the outstanding shares of common stock of Diamond S to the holders of the Partnership’s common and general partner units;
  DSS paid to the Partnership, or at its direction, a total amount of $319,651;
  the Partnership redeemed and retired all outstanding Class B Convertible Preferred Units at 100% of par value, translating into a total redemption amount of $119,502 (Note 10);
  the Partnership amended and prepaid an amount of $89,298 under the 2017 credit facility and fully repaid all amounts outstanding under the 2015 credit facility and the Aristaios credit facility; the aggregate amounts repaid were $146,517 plus accrued interest and breakage costs;
  the Partnership effected a reverse split of its common and general partner units, reducing the number of common units issued and outstanding from 127,246,692 to 18,178,100 common units and the number of general partner units issued and outstanding from 2,439,989 to 348,570 general partner units;
  the Partnership and Capital Ship Management Corp. (“CSM” or the “Manager”) agreed to terminate the commercial and technical management agreement, dated as of March 17, 2010, between them as all vessels covered by this agreement were spun off as part of Diamond S; and
  the Partnership and CSM agreed to amend the floating rate management agreement, dated June 10, 2011, between them to reflect that all tankers vessels owned by the Partnership were part of its Tanker Business which spun off would no longer be managed under this agreement.

In accordance with Accounting Standards Update (“ASU”) 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity the assets and liabilities, results of operations and cash flows of the Tanker Business are reported as discontinued operations for all periods presented (Note 4).

In addition all per unit data in these unaudited condensed consolidated financial statements has been retrospectively adjusted to reflect the impact of the one-for-seven reverse unit split the Partnership effected on March 27, 2019 in connection with DSS Transaction (Note 10).

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements and the accompanying notes should be read in conjunction with the Partnership’s consolidated financial statements for the year ended December 31, 2018, included in the Partnership’s Annual Report on Form 20-F for the fiscal year ended December 31, 2018, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 26, 2019.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Partnership’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2019 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2019.